Other Financial Information - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 324.3	$ 223.5		$ 215.1	$ 388.0
Restricted cash included in other current assets	8.0	10.2
Total cash, cash equivalents, and restricted cash	$ 332.3	$ 233.7	$ 159.5	$ 225.3	$ 398.2	$ 249.6